UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04015
Investment Company Act File Number
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place Boston, MA 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, MA 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance Build America Bond Fund
Eaton Vance Atlanta Capital Horizon Growth Fund

Eaton Vance
Build America Bond Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Taxable Municipal Securities — 93.3%(1)

	Principal
	Amount
Security	(000’s omitted)	Value
Education — 4.4%
University of Massachusetts Building Authority, 6.573%, 5/1/39	$400	$458,008
University of Michigan, 6.172%, 4/1/30	530	601,100
University of Texas, 6.276%, 8/15/41	1,690	1,927,445

		$2,986,553

General Obligations — 35.8%
Ann Arbor, MI, 5.40%, 5/1/23	$1,000	$1,130,920
California, 7.55%, 4/1/39	140	171,990
California, 7.70%, 11/1/30	1,000	1,138,710
California, 7.95%, 3/1/36	125	141,754
Columbus, OH, (Recovery Zone Economic Development), 5.85%, 6/1/27	1,700	1,931,744
Commonwealth of Massachusetts, 5.456%, 12/1/39	230	279,381
Commonwealth of Pennsylvania, 5.85%, 7/15/30	1,500	1,688,685
Connecticut, 5.632%, 12/1/29	1,155	1,377,984
Dallas, TX, Independent School District, (PSF Guaranteed), 6.45%, 2/15/35	2,000	2,368,060
Denton County, TX, 5.968%, 7/15/35	1,000	1,105,210
Denver, CO, 5.65%, 8/1/30	1,250	1,413,137
Denver, CO, City & County School District No. 1, 5.664%, 12/1/33	75	88,820
Detroit, MI, City School District, 7.747%, 5/1/39	1,080	1,285,610
Florida, Board of Education, 5.50%, 6/1/27	1,000	1,107,620
Kauai, HI, 5.763%, 8/1/33	225	260,935
Metropolitan Government of Nashville and Davidson County, TN, 5.707%, 7/1/34	1,000	1,175,660
Montgomery County, PA, 6.03%, 9/1/39	1,365	1,521,156
New York, NY, 6.646%, 12/1/31	1,500	1,757,145
Oxford, MI, 6.50%, 5/1/39	200	214,732
San Antonio, TX, Independent School District, 6.247%, 8/15/35	1,245	1,419,997
Santa Monica, CA, Community College District, 6.763%, 8/1/34	1,550	1,734,186
Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	400	434,492
Texas, 5.517%, 4/1/39	175	219,142
Washington, 5.481%, 8/1/39	275	330,688

		$24,297,758

Hospital — 1.2%
King County, WA, Public Hospital District No. 1, 7.90%, 6/15/30	$250	$284,303
King County, WA, Public Hospital District No. 1, 8.00%, 6/15/40	500	562,735

		$847,038

Lease Revenue/Certificates of Participation — 4.8%
New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28	$1,255	$1,356,002
New Jersey Transportation Trust Fund Authority, 6.561%, 12/15/40	1,025	1,336,908
Oregon Department of Administrative Services, 6.18%, 5/1/35	500	535,905

		$3,228,815

Other Revenue — 4.4%
Battery Park City Authority, NY, 6.375%, 11/1/39	$795	$907,675
Florida State Board of Education, Lottery Revenue, 6.584%, 7/1/29	250	283,375
New York, NY, Transitional Finance Authority, (Building Aid), 7.128%, 7/15/30	1,500	1,786,350

		$2,977,400

Public Power/Electric Utilities — 11.3%
American Municipal Power-Ohio, Inc., 7.499%, 2/15/50	$1,000	$1,311,660
Indiana Municipal Power Agency, 5.594%, 1/1/42	1,000	1,124,350
Los Angeles, CA, Department of Water and Power, 6.166%, 7/1/40	350	382,547
Municipal Electric Authority of Georgia, 6.655%, 4/1/57	1,000	1,026,560
Nebraska Public Power District, 5.323%, 1/1/30	1,000	1,065,810

1

	Principal
	Amount
Security	(000’s omitted)	Value
Northern Illinois Municipal Power Agency, 7.62%, 1/1/30	$1,000	$1,181,390
San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	1,400	1,545,782

		$7,638,099

Special Tax Revenue — 12.8%
Dallas, TX, Area Rapid Transit, 6.249%, 12/1/34	$1,150	$1,294,152
Massachusetts School Building Authority, 5.715%, 8/15/39	980	1,223,187
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.534%, 7/1/32	1,000	1,118,860
New York City Transitional Finance Authority, 5.508%, 8/1/37	1,000	1,174,210
New York City Transitional Finance Authority, Future Tax Revenue, 5.882%, 11/1/31	250	278,900
New York Urban Development Corp., 5.77%, 3/15/39	1,385	1,659,798
Pennsylvania Turnpike Commission, 6.378%, 12/1/37	1,625	1,940,234

		$8,689,341

Transportation — 5.3%
Maryland Transportation Authority, 5.754%, 7/1/41	$75	$93,866
Maryland Transportation Authority, 5.888%, 7/1/43	500	637,340
Missouri Highways and Transportation Commission, 5.445%, 5/1/33	655	775,297
North Carolina Turnpike Authority, (Triangle Expressway System), 6.70%, 1/1/39	1,840	2,089,118

		$3,595,621

Water and Sewer — 13.3%
Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$775	$882,299
East Bay, CA, Municipal Utility District Water System Revenue, 5.874%, 6/1/40	1,000	1,252,910
Hamilton County, OH, Sewer System Revenue, 6.50%, 12/1/34	2,000	2,304,200
Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	100	120,578
Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	380	424,657
Metropolitan Water District of Southern California, 6.538%, 7/1/39	1,525	1,706,643
New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	1,025	1,163,672
Washington County, OR, Clean Water Services, 5.701%, 10/1/30	1,000	1,172,060

		$9,027,019

Total Taxable Municipal Securities — 93.3% (identified cost $58,449,186)		$63,287,644

Short-Term Investments — 4.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.06%(2)	$2,965	$2,965,268

Total Short-Term Investments (identified cost $2,965,268)		$2,965,268

Total Investments — 97.7% (identified cost $61,414,454)		$66,252,912

Other Assets, Less Liabilities — 2.3%		$1,573,508

Net Assets — 100.0%		$67,826,420

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PSF	-	Permanent School Fund

At December 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		Texas	14.6%
		New York	12.9%
		Others, representing less than 10% individually	65.8%

(1)		Build America Bonds. Represent taxable municipal obligations issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2011 was $601.

2

The Fund did not have any open financial instruments at December 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,490,217

Gross unrealized appreciation	$4,795,498
Gross unrealized depreciation	(32,803)

Net unrealized appreciation	$4,762,695

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Taxable Municipal Securities	$—	$63,287,644	$—	$63,287,644
Short-Term Investments	—	2,965,268	—	2,965,268

Total Investments	$—	$66,252,912	$—	$66,252,912

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance
Atlanta Capital Horizon Growth Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Air Freight & Logistics — 5.1%
C.H. Robinson Worldwide, Inc.	16,400	$1,144,392
Expeditors International of Washington, Inc.	26,300	1,077,248

		$2,221,640

Auto Components — 2.1%
BorgWarner, Inc.(1)	14,365	$915,625

		$915,625

Beverages — 1.7%
Hansen Natural Corp.(1)	7,900	$727,906

		$727,906

Capital Markets — 3.3%
Affiliated Managers Group, Inc.(1)	14,900	$1,429,655

		$1,429,655

Chemicals — 0.6%
Airgas, Inc.	1,700	$132,736
Ecolab, Inc.	2,310	133,541

		$266,277

Commercial Banks — 2.0%
First Republic Bank(1)	28,185	$862,743

		$862,743

Commercial Services & Supplies — 1.7%
Stericycle, Inc.(1)	9,650	$751,928

		$751,928

Communications Equipment — 3.8%
Acme Packet, Inc.(1)	27,185	$840,288
Juniper Networks, Inc.(1)	41,205	840,994

		$1,681,282

Construction & Engineering — 1.2%
Chicago Bridge & Iron Co. NV - NY Shares	14,500	$548,100

		$548,100

Diversified Financial Services — 4.1%
IntercontinentalExchange, Inc.(1)	8,810	$1,062,045
MSCI, Inc., Class A(1)	22,760	749,487

		$1,811,532

Electrical Equipment — 2.3%
AMETEK, Inc.	23,930	$1,007,453

		$1,007,453

Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp., Class A	21,695	$984,736

		$984,736

Energy Equipment & Services — 6.9%
Cameron International Corp.(1)	21,810	$1,072,834
Core Laboratories NV	8,440	961,738
Oceaneering International, Inc.	22,120	1,020,395

		$3,054,967

Security	Shares	Value
Food Products — 1.4%
Green Mountain Coffee Roasters, Inc.(1)	14,000	$627,900

		$627,900

Health Care Equipment & Supplies — 3.7%
Edwards Lifesciences Corp.(1)	9,375	$662,812
Intuitive Surgical, Inc.(1)	2,065	956,116

		$1,618,928

Health Care Technology — 1.3%
Allscripts Healthcare Solutions, Inc.(1)	30,800	$583,352

		$583,352

Hotels, Restaurants & Leisure — 3.2%
Chipotle Mexican Grill, Inc.(1)	1,700	$574,158
Wynn Resorts, Ltd.	7,470	825,360

		$1,399,518

Insurance — 2.0%
Markel Corp.(1)	2,085	$864,587

		$864,587

Internet & Catalog Retail — 3.2%
priceline.com, Inc.(1)	3,000	$1,403,130

		$1,403,130

Internet Software & Services — 4.3%
MercadoLibre, Inc.	24,025	$1,910,949

		$1,910,949

IT Services — 2.5%
Cognizant Technology Solutions Corp., Class A(1)	17,400	$1,118,994

		$1,118,994

Life Sciences Tools & Services — 3.1%
Illumina, Inc.(1)	24,810	$756,209
Mettler-Toledo International, Inc.(1)	4,155	613,735

		$1,369,944

Machinery — 6.4%
AGCO Corp.(1)	23,475	$1,008,721
IDEX Corp.	24,730	917,730
Joy Global, Inc.	11,795	884,271

		$2,810,722

Metals & Mining — 2.2%
Cliffs Natural Resources, Inc.	15,450	$963,308

		$963,308

Multiline Retail — 2.3%
Dollar Tree, Inc.(1)	12,000	$997,320

		$997,320

Oil, Gas & Consumable Fuels — 3.7%
Denbury Resources, Inc.(1)	76,040	$1,148,204
QEP Resources, Inc.	16,260	476,418

		$1,624,622

Pharmaceuticals — 4.3%
Allergan, Inc.	10,700	$938,818
Perrigo Co.	9,600	934,080

		$1,872,898

Security	Shares	Value
Road & Rail — 2.7%
J.B. Hunt Transport Services, Inc.	26,650	$1,201,116

		$1,201,116

Semiconductors & Semiconductor Equipment — 1.9%
Broadcom Corp., Class A(1)	28,330	$831,769

		$831,769

Software — 8.6%
Informatica Corp.(1)	21,130	$780,331
Intuit, Inc.	21,000	1,104,390
Red Hat, Inc.(1)	22,300	920,767
salesforce.com, inc.(1)	9,615	975,538

		$3,781,026

Specialty Retail — 3.1%
CarMax, Inc.(1)	23,205	$707,288
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	10,000	649,200

		$1,356,488

Textiles, Apparel & Luxury Goods — 3.1%
Fossil, Inc.(1)	9,770	$775,347
lululemon athletica, inc.(1)	12,965	604,947

		$1,380,294

Total Common Stocks (identified cost $45,201,670)		$43,980,709

Short-Term Investments — 0.0%(2)

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.06%(3)	$7	$6,982

Total Short-Term Investments (identified cost $6,982)		$6,982

Total Investments — 100.0% (identified cost $45,208,652)		$43,987,691

Other Assets, Less Liabilities — (0.0)%(2)		$(2,743)

Net Assets — 100.0%		$43,984,948

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2011 was $249.

The Fund did not have any open financial instruments at December 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,177,985

Gross unrealized appreciation	$3,492,266
Gross unrealized depreciation	(4,682,560)

Net unrealized depreciation	$(1,190,294)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$43,980,709	*	$—	$—	$43,980,709
Short-Term Investments	—		6,982	—	6,982

Total Investments	$43,980,709		$6,982	$—	$43,987,691

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: February 23, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: February 23, 2012